Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of rental agreements for property	56
Number of rental agreements for medical equipment classified as capital leases	4
Loss contingency payments	$ 350